                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Limited Term Municipal Fund

Established 1993

A Portfolio of Federated Fixed Income Securities, Inc.

13TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.63		$9.77	$9.90	$9.83	$9.74		$9.56
Income From Investment Operations:
Net investment income	0.13		0.24	0.21	0.21	0.26	[2]	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)		(0.14)	(0.13)	0.08	0.09	[2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.10	0.08	0.29	0.35		0.52
Less Distributions:
Distributions from net investment income	(0.13)		(0.24)	(0.21)	(0.22)	(0.26)		(0.34)
Net Asset Value, End of Period	$9.59		$9.63	$9.77	$9.90	$9.83		$9.74
Total Return [3]	0.97%		1.07%	0.86%	2.92%	3.59%		5.53%

Ratios to Average Net Assets:
Net expenses	0.98	% [4]	0.98%	0.98%	0.98%	0.98%		0.98%
Net investment income	2.76	% [4]	2.50%	2.16%	2.16%	2.58	% [2]	3.42%
Expense waiver/reimbursement [5]	0.36	% [4]	0.27%	0.15%	0.11%	0.16%		0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,924		$87,040	$153,283	$235,512	$225,572		$148,914
Portfolio turnover	20%		11%	24%	26%	39%		39%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.63		$9.77	$9.90	$9.83	$9.74		$9.56
Income From Investment Operations:
Net investment income	0.15		0.27	0.24	0.24	0.28	[2]	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		(0.14)	(0.13)	0.07	0.09	[2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.13	0.11	0.31	0.37		0.55
Less Distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.24)	(0.24)	(0.28)		(0.37)
Net Asset Value, End of Period	$9.59		$9.63	$9.77	$9.90	$9.83		$9.74
Total Return [3]	1.09%		1.32%	1.11%	3.18%	3.85%		5.80%

Ratios to Average Net Assets:
Net expenses	0.74	% [4]	0.74%	0.73%	0.73%	0.73%		0.73%
Net investment income	3.02	% [4]	2.76%	2.41%	2.41%	2.85	% [2]	3.72%
Expense waiver/reimbursement [5]	0.51	% [4]	0.42%	0.30%	0.26%	0.31%		0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,848		$18,188	$24,385	$25,261	$17,416		$18,955
Portfolio turnover	20%		11%	24%	26%	39%		39%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,009.70	$4.91
Class F Shares	$1,000	$1,010.90	$3.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.04	$4.94
Class F Shares	$1,000	$1,021.24	$3.73

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class F Shares	0.74%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Hospital	19.1%
General Obligation--Local	12.2%
Insured	12.1%
Electric and Gas	11.3%
IDB/PCR	7.0%
Bank Enhanced	6.2%
Transportation	5.0%
Resource Recovery	4.5%
Senior Care	4.5%
General Obligation--State	3.6%
Education	2.5%
Special Tax	2.3%
Other [2]	7.5%
Other Assets and Liabilities--Net [3]	2.2%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--94.2%
		Alabama--1.1%
$945,000		Huntsville, AL Health Care Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2006	$945,000
		Arizona--1.2%
1,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	1,003,160
		Arkansas--2.3%
425,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	424,715
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	1,539,348
		TOTAL	1,964,063
		California--4.2%
1,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011	1,006,430
10,000		Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (GNMA Home Mortgage Program COL)/(MBIA Insurance Corp. INS), 12/1/2008	10,070
1,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC INS), 7/1/2010	1,052,310
1,500,000		Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC INS), 7/1/2011	1,591,710
		TOTAL	3,660,520
		Colorado--9.1%
730,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	725,408
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	99,371
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	982,800
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,337,232
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,980,880
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$710,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2009	$738,386
700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	734,209
705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	744,593
140,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2006	140,787
200,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	202,754
195,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	193,773
		TOTAL	7,880,193
		Connecticut--2.0%
1,750,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	1,711,868
		Florida--4.0%
1,355,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	1,330,244
1,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	1,046,120
1,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	1,054,020
		TOTAL	3,430,384
		Georgia--2.7%
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	957,066
1,425,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	1,425,000
		TOTAL	2,382,066
		Idaho--0.2%
200,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	200,024
		Illinois--3.0%
10,000		Chicago, IL SFM, COL SFM Revenue Bonds (Series 1997B), 5.10% (GNMA Home Mortgage Program COL), 9/1/2007	10,023
90,000		Illinois Development Finance Authority IDB, Mortgage Revenue Refunding Bonds, (Series 1997A), 5.20% (MBIA Insurance Corp. INS)/ (FHA LOC), 7/1/2008	90,646
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/(Original Issue Yield: 5.33%), 11/15/2006	$2,013,500
500,000		Will County, IL, Debt Certificates (Series 2006), 4.50% (Joliet School District No. 86), 12/1/2010	500,935
		TOTAL	2,615,104
		Indiana--2.1%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	836,361
1,000,000		Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	994,830
		TOTAL	1,831,191
		Kansas--3.1%
1,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	1,007,370
785,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 4.00% (Lawrence Memorial Hospital), 7/1/2008	783,658
10,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	10,070
900,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	901,260
		TOTAL	2,702,358
		Louisiana--1.2%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	1,002,840
		Michigan--3.8%
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2008	1,017,810
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	994,660
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,308,914
		TOTAL	3,321,384
		Minnesota--3.0%
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	1,551,680
750,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2007	754,845
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	307,707
		TOTAL	2,614,232
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--1.1%
$960,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St. Francis Medical Center, MO), 6/1/2007	$970,762
		New Hampshire--2.2%
2,000,000		New Hampshire Business Finance Authority, Refunding PCRBs, 3.50% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	1,945,680
		New Jersey--3.9%
850,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	853,944
700,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	701,365
500,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	501,200
600,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	601,326
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	690,717
		TOTAL	3,348,552
		New Mexico--1.1%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	989,990
		New York--6.5%
1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	1,101,398
1,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007	1,015,890
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	1,002,390
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	1,015,890
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	1,027,560
465,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	459,713
		TOTAL	5,622,841
		North Carolina--4.2%
1,500,000		North Carolina State, UT GO Bonds (Series 1997A), 5.20% (United States Treasury PRF 3/1/2007 @ 102)/(Original Issue Yield: 5.35%), 3/1/2013	1,547,145
1,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	1,065,750
1,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	1,073,770
		TOTAL	3,686,665
		Ohio--5.8%
1,450,000		Hicksville, OH Village School District, 4.50% BANs, 7/18/2006	1,450,957
960,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	947,827
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$675,000		Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.), Optional Tender 7/1/2006	$674,858
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	2,001,080
		TOTAL	5,074,722
		Oregon--0.9%
750,000		Port of Portland, OR, 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	751,028
		Pennsylvania--4.8%
1,020,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.25%, 10/15/2006	1,026,314
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	825,510
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	211,291
1,075,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	1,068,625
5,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating)/(Escrowed In Treasuries COL), 1/1/2007	5,024
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	1,033,693
		TOTAL	4,170,457
		Rhode Island--1.2%
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	501,305
510,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	518,267
		TOTAL	1,019,572
		South Carolina--1.2%
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	999,760
		Tennessee--1.1%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	999,500
		Texas--7.0%
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	1,000,600
500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	503,665
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$2,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	$2,049,680
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	1,530,645
1,000,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2006	1,002,720
		TOTAL	6,087,310
		Utah--0.8%
735,000		Intermountain Power Agency, UT, Power Supply Revenue Refunding (Series B) Bonds, 6.00% (MBIA Insurance Corp. LOC), 7/1/2006	736,426
		Virginia--3.2%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,005,540
1,000,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	1,011,350
750,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	736,260
		TOTAL	2,753,150
		Washington--1.7%
1,400,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2009	1,449,224
		Wyoming--4.5%
1,500,000		Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	1,499,565
2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	2,416,525
		TOTAL	3,916,090
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $82,198,428)	81,786,116
Principal Amount			Value
		SHORT-TERM MUNICIPALS--3.6% [2]
		California--1.2%
$1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.720%, 6/1/2006	$1,000,000
		Utah--2.4%
2,100,000		Salt Lake County, UT, PCRBs (Series 1994B) Daily VRDNs (BP Amoco Corp.), 3.560%, 6/1/2006	2,100,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	3,100,000
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $85,298,428) [3]	84,886,116
		OTHER ASSETS AND LIABILITIES - NET--2.2%	1,885,761
		TOTAL NET ASSETS--100%	$86,771,877

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.2% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $2,333,404 which represents 2.7% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $85,298,390.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $85,298,428)		$84,886,116
Cash		14,602
Income receivable		1,154,652
Receivable for investments sold		2,055,000
Receivable for shares sold		19,277
TOTAL ASSETS		88,129,647
Liabilities:
Payable for investments purchased	$1,079,306
Payable for shares redeemed	172,742
Income distribution payable	41,557
Payable for Directors'/Trustees' fees	729
Payable for distribution services fee (Note 5)	14,988
Payable for shareholder services fee (Note 5)	16,915
Accrued expenses	31,533
TOTAL LIABILITIES		1,357,770
Net assets for 9,047,211 shares outstanding		$86,771,877
Net Assets Consist of:
Paid-in capital		$91,455,222
Net unrealized depreciation of investments		(412,312)
Accumulated net realized loss on investments		(4,271,029)
Distributions in excess of net investment income		(4)
TOTAL NET ASSETS		$86,771,877
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($69,924,285 ÷ 7,290,614 shares outstanding), no par value, unlimited shares authorized		$9.59
Offering price per share (100/99.00 of $9.59) [1]		$9.69
Redemption proceeds per share		$9.59
Class F Shares:
Net asset value per share ($16,847,592 ÷ 1,756,597 shares outstanding), no par value, unlimited shares authorized		$9.59
Offering price per share		$9.59
Redemption proceeds per share (99.00/100 of $9.59) [1]		$9.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Interest			$1,784,803
Expenses:
Investment adviser fee (Note 5)		$190,474
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		3,198
Transfer and dividend disbursing agent fees and expenses		35,177
Directors'/Trustees' fees		1,967
Auditing fees		9,934
Legal fees		3,741
Portfolio accounting fees		33,061
Distribution services fee--Class A Shares (Note 5)		97,185
Distribution services fee--Class F Shares (Note 5)		13,117
Shareholder services fee--Class A Shares (Note 5)		95,343
Shareholder services fee--Class F Shares (Note 5)		21,635
Share registration costs		15,641
Printing and postage		9,391
Insurance premiums		3,143
Taxes		3,040
Miscellaneous		827
TOTAL EXPENSES		631,614
Waivers (Note 5):
Waiver of investment adviser fee	$(154,240)
Waiver of administrative personnel and services fee	(16,976)
Waiver of distribution services fee--Class F Shares	(13,117)
TOTAL WAIVERS		(184,333)
Net expenses			447,281
Net investment income			1,337,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(242,615)
Net change in unrealized depreciation of investments			(121,212)
Net realized and unrealized loss on investments			(363,827)
Change in net assets resulting from operations			$973,695

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,337,522	$3,427,707
Net realized loss on investments	(242,615)	(150,813)
Net change in unrealized appreciation/depreciation of investments	(121,212)	(1,751,537)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	973,695	1,525,357
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,074,180)	(2,828,743)
Class F Shares	(263,437)	(598,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,337,617)	(3,427,360)
Share Transactions:
Proceeds from sale of shares	3,731,159	12,893,335
Net asset value of shares issued to shareholders in payment of distributions declared	1,054,839	2,486,401
Cost of shares redeemed	(22,878,178)	(85,917,014)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,092,180)	(70,537,278)
Change in net assets	(18,456,102)	(72,439,281)
Net Assets:
Beginning of period	105,227,979	177,667,260
End of period (including undistributed (distributions in excess of) net investment income of $(4) and $91, respectively)	$86,771,877	$105,227,979

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$1,355,000
Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	2/26/2003	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	372,547	$3,586,815	1,238,469	$12,013,930
Shares issued to shareholders in payment of distributions declared	90,212	867,002	226,351	2,195,121
Shares redeemed	(2,212,367)	(21,273,631)	(8,120,213)	(78,859,959)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,749,608)	$(16,819,814)	(6,655,393)	$(64,650,908)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	15,004	$144,344	90,585	$879,405
Shares issued to shareholders in payment of distributions declared	19,547	187,837	30,062	291,280
Shares redeemed	(166,971)	(1,604,547)	(728,538)	(7,057,055)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(132,420)	$(1,272,366)	(607,891)	$(5,886,370)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,882,028)	$(18,092,180)	(7,263,284)	$(70,537,278)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $85,298,390. The net unrealized depreciation of investments for federal tax purposes was $412,274. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $501,816.

At November 30, 2005, the Fund had a capital loss carryforward of $4,028,440 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$2,004,917
2008	$ 938,717
2009	$ 162,953
2010	$ 379,104
2011	$ 11,425
2012	$ 380,553
2013	$ 150,771

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $154,240 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.163% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $13,117 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $10,264 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $103 in sales charges from the sale of Class A Shares. FSC also retained $1,920 of contingent deferred sales charges relating to redemptions of Class A Shares and $712 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $10,563 of fees paid by the Fund.

Interfund Transactions

During the six months ended May 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $26,895,000 and $30,865,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$18,349,476
Sales	$39,120,396

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED LIMITED TERM MUNICIPAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

G00278-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

12TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.55		$8.80	$8.57	$7.57	$8.00		$8.10
Income From Investment Operations:
Net investment income	0.23	[2]	0.50 [2]	0.53 [2]	0.615	0.69	[2,3]	0.81
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.19)	0.27	1.015	(0.42	) [3]	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.31	0.80	1.630	0.27		0.69
Less Distributions:
Distributions from net investment income	(0.25)		(0.56)	(0.57)	(0.629)	(0.70)		(0.76)
Distributions from paid-in capital [4]	--		--	--	(0.001)	--		(0.03)
TOTAL DISTRIBUTIONS	(0.25)		(0.56)	(0.57)	(0.630)	(0.70)		(0.79)
Net Asset Value, End of Period	$8.57		$8.55	$8.80	$8.57	$7.57		$8.00
Total Return [5]	3.20%		3.55%	9.75%	22.29%	3.48%		8.77%

Ratios to Average Net Assets:
Net expenses	1.26	% [6]	1.27%	1.26%	1.27%	1.26%		1.23%
Net investment income	5.42	% [6]	5.76%	6.18%	7.14%	8.83	% [3]	9.93%
Expense waiver/reimbursement [7]	0.08	% [6]	0.07%	0.07%	0.06%	0.07%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$435,351		$403,562	$354,272	$279,461	$167,387		$138,295
Portfolio turnover	19%		52%	26%	38%	50%		58%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for the period prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.54		$8.79	$8.57	$7.57	$8.00		$8.10
Income From Investment Operations:
Net investment income	0.20	[2]	0.44 [2]	0.47 [2]	0.562	0.63	[2,3]	0.76
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.20)	0.26	1.008	(0.42	) [3]	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.24	0.73	1.570	0.21		0.63
Less Distributions:
Distributions from net investment income	(0.22)		(0.49)	(0.51)	(0.569)	(0.64)		(0.71)
Distributions from paid-in capital [4]	--		--	--	(0.001)	--		(0.02)
TOTAL DISTRIBUTIONS	(0.22)		(0.49)	(0.51)	(0.570)	(0.64)		(0.73)
Net Asset Value, End of Period	$8.56		$8.54	$8.79	$8.57	$7.57		$8.00
Total Return [5]	2.82%		2.77%	8.80%	21.40%	2.70%		7.97%

Ratios to Average Net Assets:
Net expenses	2.01	% [6]	2.02%	2.01%	2.02%	2.01%		1.98%
Net investment income	4.66	% [6]	5.01%	5.44%	6.42%	8.08	% [3]	9.18%
Expense waiver/reimbursement [7]	0.08	% [6]	0.07%	0.07%	0.06%	0.07%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$462,084		$523,792	$614,079	$669,571	$550,731		$592,565
Portfolio turnover	19%		52%	26%	38%	50%		58%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for the period prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.55		$8.80	$8.57	$7.57	$8.00		$8.10
Income From Investment Operations:
Net investment income	0.20	[2]	0.44 [2]	0.47 [2]	0.550	0.63	[2,3]	0.76
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.03		(0.20)	0.27	1.018	(0.42	) [3]	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.24	0.74	1.568	0.21		0.63
Less Distributions:
Distributions from net investment income	(0.22)		(0.49)	(0.51)	(0.567)	(0.64)		(0.71)
Distributions from paid-in capital [4]	--		--	--	(0.001)	--		(0.02)
TOTAL DISTRIBUTIONS	(0.22)		(0.49)	(0.51)	(0.568)	(0.64)		(0.73)
Net Asset Value, End of Period	$8.56		$8.55	$8.80	$8.57	$7.57		$8.00
Total Return [5]	2.70%		2.77%	8.94%	21.37%	2.70%		7.97%

Ratios to Average Net Assets:
Net expenses	2.01	% [6]	2.02%	2.01%	2.02%	2.01%		1.98%
Net investment income	4.66	% [6]	5.01%	5.44%	6.42%	8.08	% [3]	9.18%
Expense waiver/reimbursement [7]	0.08	% [6]	0.07%	0.07%	0.06%	0.07%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,988		$117,114	$96,957	$87,344	$52,300		$52,146
Portfolio turnover	19%		52%	26%	38%	50%		58%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for the period prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period:	$8.52		$8.77	$8.55	$7.55	$7.99		$8.09
Income From Investment Operations:
Net investment income	0.23	[2]	0.50 [2]	0.53 [2]	0.613	0.69	[2,3]	0.82
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.19)	0.26	1.017	(0.43	) [3]	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.31	0.79	1.630	0.26		0.69
Less Distributions:
Distributions from net investment income	(0.25)		(0.56)	(0.57)	(0.629)	(0.70)		(0.76)
Distributions from paid-in capital [4]	--		--	--	(0.001)	--		(0.03)
TOTAL DISTRIBUTIONS	(0.25)		(0.56)	(0.57)	(0.630)	(0.70)		(0.79)
Net Asset Value, End of Period	$8.54		$8.52	$8.77	$8.55	$7.55		$7.99
Total Return [5]	3.21%		3.56%	9.65%	22.35%	3.36%		8.78%

Ratios to Average Net Assets:
Net expenses	1.26	% [6]	1.27%	1.26%	1.27%	1.26%		1.23%
Net investment income	5.42	% [6]	5.76%	6.20%	7.17%	8.83	% [3]	9.93%
Expense waiver/reimbursement [7]	0.58	% [6]	0.57%	0.57%	0.56%	0.57%		0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,830		$28,542	$24,735	$23,423	$20,569		$24,885
Portfolio turnover	19%		52%	26%	38%	50%		58%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for the period prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,032.00	$ 6.38
Class B Shares	$1,000	$1,028.20	$10.16
Class C Shares	$1,000	$1,027.00	$10.16
Class F Shares	$1,000	$1,032.10	$ 6.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$ 6.34
Class B Shares	$1,000	$1,014.91	$10.10
Class C Shares	$1,000	$1,014.91	$10.10
Class F Shares	$1,000	$1,018.65	$ 6.34

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class B Shares	2.01%
Class C Shares	2.01%
Class F Shares	1.26%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets	[2]
Corporate Debt Securities	49.1%
Foreign Government Securities	20.7%
Mortgage-Backed Securities [3]	19.5%
U.S. Agency Securities [4]	1.1%
Other Security Types [5]	0.6%
Asset-Backed Securities [6]	0.0%
Municipal Securities [6]	0.0%
Cash Equivalents [7]	8.4%
Other Assets and Liabilities--Net [8]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Other Security Types consists of common stock, preferred stock and warrants.

6 Represents less than 0.1%.

7 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--5.0%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	$1,196,250
1,250,000	[1]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,262,500
		TOTAL	2,458,750
		Basic Industry - Metals & Mining--0.3%
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	3,051,539
		Basic Industry - Paper--0.5%
4,360,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,876,795
250,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	212,500
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	452,506
		TOTAL	5,541,801
		Capital Goods - Diversified Manufacturing--0.2%
2,020,000	[1]	Tyco International Group, Note, 4.436%, 6/15/2007	1,997,242
		Capital Goods - Environmental--0.3%
2,700,000		Waste Management, Inc., 8.750%, 5/1/2018	2,836,953
		Communications - Media & Cable--0.1%
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.500%, 6/15/2006	1,006,349
		Communications - Media Noncable--0.5%
2,535,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	2,712,509
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,222,119
1,000,000		News America Holdings, Note, 8.150%, 10/17/2036	1,116,137
		TOTAL	5,050,765
		Consumer Cyclical - Automotive--0.4%
3,000,000		DaimlerChrysler North America, Unsecd. Note, 4.050%, 6/4/2008	2,908,169
1,000,000		General Motors Acceptance, 8.000%, 11/1/2031	941,740
775,000		General Motors Corp., Note, 9.450%, 11/1/2011	674,250
		TOTAL	4,524,159
		Consumer Cyclical - Entertainment--0.1%
940,000		Time Warner, Inc., 8.110%, 8/15/2006	944,366
		Energy - Integrated--0.2%
1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	1,591,720
Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Institution - Banking--0.9%
$4,000,000		First Union Institutional, Bond, 8.040%, 12/1/2026	$4,207,972
2,000,000		PNC Financial Services, Company Guarantee, 8.625%, 12/31/2026	2,113,983
2,150,000	[1]	Regional Diversified Funding, 9.250%, 3/15/2030	2,340,946
1,000,000	[1]	Swedbank, Sub., 7.500%, 11/29/2049	1,008,416
		TOTAL	9,671,317
		Financial Institution - Brokerage--0.2%
2,300,000		Amvescap PLC, Sr. Note, 5.900%, 1/15/2007	2,304,020
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/1/2017	579,212
		Financial Institution - Insurance - Life--0.3%
750,000		Delphi Funding, 9.310%, 3/25/2027	787,242
2,000,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,023,335
500,000	[1]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	527,998
		TOTAL	3,338,575
		Financial Institution - Insurance - P&C--0.5%
1,000,000	[1]	Liberty Mutual Insurance Co., Sub. Note, 8.200%, 5/4/2007	1,019,259
2,800,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	2,763,677
500,000	[1]	USF&G Capitol, 8.312%, 7/1/2046	550,153
500,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	526,550
		TOTAL	4,859,639
		Technology--0.2%
1,650,000		Unisys Corp., 8.125%, 6/1/2006	1,650,000
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $52,420,442)	51,406,407
		INTERNATIONAL BONDS--5.1%
		AUSTRALIAN DOLLAR--0.3%
		State/Provincial--0.3%
3,900,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008	3,035,393
700,000		West Australia Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%, 10/15/2007	540,955
		TOTAL AUSTRALIAN DOLLAR	3,576,348
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		JAPANESE YEN--3.4%
		Banking--2.7%
$450,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010	$3,950,220
400,000,000		Bank Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008	3,548,270
344,000,000		Cie Financement Foncier, 0.400%, Series EMTN, 9/22/2006	3,059,153
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,532,187
190,000,000		KFW International Finance, Series EMTN, 2.050%, 9/21/2009	1,741,814
630,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	5,718,673
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	5,373,584
		TOTAL	27,923,901
		Financial Intermediaries--0.3%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,628,948
		Supranational--0.4%
500,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	4,557,226
		TOTAL JAPANESE YEN	36,110,075
		U.S. DOLLAR--1.4%
		Cable & Wireless Television--0.7%
8,000,000	[2]	Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 12/31/2006	7,400,000
		Container & Glass Products--0.3%
700,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	673,750
3,000,000	[1]	Vitro SA, Note, Series 144A, 11.750%, 11/1/2013	2,850,000
		TOTAL	3,523,750
		Oil & Gas--0.4%
3,600,000		Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012	3,744,000
		TOTAL U.S. DOLLAR	14,667,750
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $54,510,747)	54,354,173
		GOVERNMENTS/AGENCIES--9.2%
		AUSTRALIAN DOLLAR--0.0%
		State/Provincial--0.0%
550,000		Victoria, State of, Local Gov't. Guarantee, 10.250%, 11/15/2006	421,879
		BRITISH POUND--1.0%
		Sovereign--1.0%
2,250,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	4,228,880
3,250,000		United Kingdom, Government of, Bond, 5.750%, 12/7/2009	6,282,882
		TOTAL BRITISH POUND	10,511,762
Principal Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		EURO--5.2%
		Sovereign--5.2%
$2,250,000		Austria, Government of, Bond, Series 975, 5.625%, 7/15/2007	$2,952,324
10,650,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	13,577,455
3,000,000		Finland, Government of, Note, 3.000%, 7/4/2008	3,814,740
3,000,000		France, Government of, 4.000%, 4/25/2013	3,886,489
3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	4,942,358
4,300,000		Germany, Government of, 4.750%, 7/4/2028	5,882,198
5,500,000		Germany, Government of, 5.250%, 1/4/2008	7,246,005
4,700,000		Germany, Government of, Bond, Series 0301, 4.750%, 7/4/2034	6,489,334
4,845,000		Germany, Government of, Series 0303, 4.250%, 1/4/2014	6,359,250
		TOTAL EURO	55,150,153
		JAPANESE YEN--1.5%
		Agency--0.9%
1,000,000,000		Federal National Mortgage Association, 1.750%, 3/26/2008	9,035,941
		Sovereign--0.6%
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,622,907
306,000,000		Italy, Series INTL, 0.650%, 3/20/2009	2,694,578
		TOTAL	6,317,485
		TOTAL JAPANESE YEN	15,353,426
		SWEDISH KRONA--0.2%
		Sovereign--0.2%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,541,007
7,000,000		Sweden, Government of, Series 1040, 6.500%, 5/5/2008	1,030,098
		TOTAL SWEDISH KRONA	2,571,105
		U.S. DOLLAR--1.3%
		Banking--0.4%
512,000,000		European Investment Bank, Note, Series EMTN, 3.000%, 9/20/2006	4,588,415
		Federal National Mortgage Association--0.9%
10,000,000		Federal National Mortgage Association, 4.000%, 6/23/2008	9,754,713
		TOTAL U.S. DOLLAR	14,343,128
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $95,867,510)	98,351,453
Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$224,898	[1]	125 Home Loan Owner Trust 1998-1A B1, 9.260%, 2/15/2029	$224,898
97,872		New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028	97,520
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $322,057)	322,418
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
19,798	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027 (IDENTIFIED COST $31,801)	15,640
		COMMON STOCKS--0.0%
		Finance--0.0%
2,013	[3]	Arcadia Financial Ltd. - Warrants 3/15/2007	0
		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants 11/15/2020	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $0)	0
		MORTGAGE BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
87,840		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $98,710)	93,714
		MUNICIPAL BOND--0.0%
		Municipal Services--0.0%
250,000		McKeesport, PA, Taxable GO, Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 3/1/2020 (IDENTIFIED COST $249,413)	257,830
		MUTUAL FUNDS--78.3% [4]
11,039,279		Emerging Markets Fixed Income Core Fund	204,493,820
26,907,911		Federated Mortgage Core Portfolio	260,199,502
53,956,899		High Yield Bond Portfolio	362,590,361
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $964,846,582)	827,283,683
		PREFERRED STOCKS--0.3%
		Financial Institution - Brokerage--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,880,000
		Financial Institution - REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	552,172
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	2,432,172
Principal Amount			Value in U.S. Dollars
		U.S. TREASURY--1.1%
		Treasury Securities--1.1%
$11,000,000		United States Treasury Note, 4.875%, 4/30/2011 (IDENTIFIED COST $10,964,766)	$10,913,804
		REPURCHASE AGREEMENT--0.4%
4,389,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)	4,389,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $1,185,847,435) [5]	1,049,820,294
		OTHER ASSETS AND LIABILITIES - NET--0.6%	6,432,847
		TOTAL NET ASSETS--100%	$1,056,253,141

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $17,780,314 which represents 1.7% of total net assets.

2 Issuer has defaulted on final principal payment.

3 Non-income producing security.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,189,210,008.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
INS	--Insured
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $827,283,683 of investments in affiliated issuers (Note 5) (identified cost $1,185,847,435)		$1,049,820,294
Cash		1,256
Cash denominated in foreign currency (identified cost $2,707,803)		2,719,838
Income receivable		3,416,638
Receivable for shares sold		3,014,580
TOTAL ASSETS		1,058,972,606
Liabilities:
Payable for shares redeemed	$1,814,416
Payable for transfer and dividend disbursing agent fees and expenses	254,631
Payable for distribution services fee (Note 5)	381,038
Payable for shareholder services fee (Note 5)	223,472
Accrued expenses	45,908
TOTAL LIABILITIES		2,719,465
Net assets for 123,374,221 shares outstanding		$1,056,253,141
Net Assets Consist of:
Paid-in capital		$1,208,681,902
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(135,939,164)
Accumulated net realized loss on investments, options, and foreign currency transactions		(11,746,534)
Distributions in excess of net investment income		(4,743,063)
TOTAL NET ASSETS		$1,056,253,141
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($435,350,746 ÷ 50,828,255 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.57
Offering price per share (100/95.50 of $8.57) [1]		$8.97
Redemption proceeds per share		$8.57
Class B Shares:
Net asset value per share ($462,083,526 ÷ 53,987,424 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.56
Offering price per share		$8.56
Redemption proceeds per share (94.50/100 of $8.56) [1]		$8.09
Class C Shares:
Net asset value per share ($128,988,435 ÷ 15,064,798 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.56
Offering price per share (100/99.00 of $8.56) [1]		$8.65
Redemption proceeds per share (99.00/100 of $8.56) [1]		$8.47
Class F Shares:
Net asset value per share ($29,830,434 ÷ 3,493,744 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.54
Offering price per share (100/99.00 of $8.54) [1]		$8.63
Redemption proceeds per share (99.00/100 of $8.54) [1]		$8.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including $23,423,887 received from affiliated issuers) (Note 5)		$23,505,473
Interest (net of foreign taxes withheld of $4,184)		3,742,112
Interest income allocated from affiliated partnership (Note 5)		8,861,014
TOTAL INCOME		36,108,599
Expenses:
Investment adviser fee (Note 5)	$4,583,067
Administrative personnel and services fee (Note 5)	429,020
Custodian fees	48,161
Transfer and dividend disbursing agent fees and expenses	566,014
Directors'/Trustees' fees	5,653
Auditing fees	9,934
Legal fees	10,177
Portfolio accounting fees	82,496
Distribution services fee--Class B Shares (Note 5)	1,861,957
Distribution services fee--Class C Shares (Note 5)	462,755
Distribution services fee--Class F Shares (Note 5)	73,680
Shareholder services fee--Class A Shares (Note 5)	529,791
Shareholder services fee--Class B Shares (Note 5)	620,652
Shareholder services fee--Class C Shares (Note 5)	153,569
Shareholder services fee--Class F Shares (Note 5)	36,487
Share registration costs	50,078
Printing and postage	55,228
Insurance premiums	5,712
Taxes	41,312
Miscellaneous	4,389
EXPENSES BEFORE ALLOCATION	9,630,132
Expenses allocated from affiliated partnership (Note 5)	99,465
TOTAL EXPENSES	9,729,597

Statement of Operations - continued

Waivers (Note 5):
Waiver of investment adviser fee	$(400,995)
Waiver of administrative personnel and services fee	(18,162)
Waiver of distribution services fee--Class F Shares	(73,680)
TOTAL WAIVERS		$(492,837)
Net expenses			$9,236,760
Net investment income			26,871,839
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $96,532 and including realized gain of $9,062,669 on sales of investments in affiliated issuers (Note 5))			(1,501,987)
Net realized gain allocated from partnership			6,503,021
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			643,482
Net realized and unrealized gain on investments and foreign currency transactions			5,644,516
Change in net assets resulting from operations			$32,516,355

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,871,839	$57,913,590
Net realized gain on investments including allocation from partnership, options and foreign currency transactions	5,001,034	44,104,965
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	643,482	(69,333,942)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,516,355	32,684,613
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,578,589)	(24,422,584)
Class B Shares	(12,639,902)	(32,133,983)
Class C Shares	(3,156,902)	(6,115,812)
Class F Shares	(867,952)	(1,705,710)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,243,345)	(64,378,089)
Share Transactions:
Proceeds from sale of shares	146,471,002	304,525,060
Net asset value of shares issued to shareholders in payment of distributions declared	20,682,774	41,834,187
Cost of shares redeemed	(187,184,402)	(331,699,493)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,030,626)	14,659,754
Change in net assets	(16,757,616)	(17,033,722)
Net Assets:
Beginning of period	1,073,010,757	1,090,044,479
End of period (including distributions in excess of net investment income of $(4,743,063) and $(2,371,557), respectively)	$1,056,253,141	$1,073,010,757

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. Federated receives no advisory or administrative fees on behalf of Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2006, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, Series 1997-A B1-4 1/28/2027	2/4/1998	$19,001

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,468,921	$98,592,316	22,451,249	$195,756,157
Shares issued to shareholders in payment of distributions declared	1,120,308	9,659,554	2,145,715	18,633,168
Shares redeemed	(8,970,487)	(77,452,852)	(17,649,994)	(153,615,522)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,618,742	$30,799,018	6,946,970	$60,773,803

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,061,880	$17,319,172	6,434,171	$56,165,818
Shares issued to shareholders in payment of distributions declared	953,970	8,222,831	2,113,803	18,353,258
Shares redeemed	(10,341,631)	(89,216,463)	(17,068,264)	(148,697,072)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(7,325,781)	$(63,674,460)	(8,520,290)	$(74,177,996)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,066,950	$26,351,891	5,202,143	$45,400,284
Shares issued to shareholders in payment of distributions declared	260,669	2,247,429	458,146	3,975,844
Shares redeemed	(1,967,097)	(16,971,155)	(2,979,061)	(25,913,967)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,360,522	$11,628,165	2,681,228	$23,462,161

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	491,954	$4,207,623	829,046	$7,202,801
Shares issued to shareholders in payment of distributions declared	64,332	552,960	100,801	871,917
Shares redeemed	(411,648)	(3,543,932)	(399,947)	(3,472,932)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	144,638	$1,216,651	529,900	$4,601,786
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,201,879)	$(20,030,626)	1,637,808	$14,659,754

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $1,189,210,008. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $139,389,714. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,006,068 and net unrealized depreciation from investments for those securities having an excess of cost over value of $160,395,782.

At November 30, 2005, the Fund had a capital loss carryforward of $13,292,753 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 7,530,734
2010	$5,329,211
2012	$ 432,808

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $400,995 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $73,680 of its fee. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $160,715 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $69,122 in sales charges from the sale of Class A Shares. FSC also retained $3,715 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,714 relating to redemptions of Class C Shares and $4,757 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held at 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 5/31/2006	Value at 5/31/2006	Dividend Income or Income Allocated From Partnerships
Emerging Markets Fixed Income Core Fund	12,941,595	833,552	(2,735,868)	11,039,279	$204,493,820	$ 8,861,014
Federated Mortgage Core Portfolio	22,815,899	8,503,128	(4,411,116)	26,907,911	260,199,502	18,023,754
High Yield Bond Portfolio	58,551,128	7,834,694	(12,428,923)	53,956,899	362,590,361	5,400,133
TOTAL OF AFFILIATED TRANSACTIONS	94,308,622	17,171,374	(19,575,907)	91,904,089	$ 827,283,683	$32,284,901

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$181,628,404
Sales	$217,682,051

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Funds' independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ended May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006